Trade accounts and other receivables (Tables)	12 Months Ended
Mar. 31, 2026
Text block 1 [Abstract]
Disclosure of trade accounts and other receivable

	Yen in millions
	March 31,
	2025	2026
Accounts and notes receivables	2,480,370	2,082,717
Other receivables	1,236,794	1,744,175
Allowance for doubtful accounts	(37,442)	(30,906)

Total	3,679,722	3,795,986

Disclosure of changes in the allowance for doubtful accounts
Changes in the allowance for doubtful accounts consist of the following:

	Yen in millions
	For the years ended March 31,
	2025	2026
Allowance for doubtful accounts at beginning of year	122,105	127,296
Provision for doubtful accounts, net of reversal	9,835	8,060
Write-offs	(3,128)	(9,646)
Other	(1,516)	(7,850)

Allowance for doubtful accounts at end of year	127,296	117,860